Commitments and Contingencies (Narrative) (Detail) shares in Millions, $ in Millions	1 Months Ended										3 Months Ended			12 Months Ended
	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	May 31, 2022 shares	Aug. 31, 2021 shares	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Oct. 31, 2020	Jun. 30, 2018 USD ($)	Apr. 30, 2017 Petition	Aug. 31, 2016 T	Mar. 31, 2023 USD ($) Site Indicator Facility gal	Jun. 30, 2022 Site	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)
Loss Contingencies [Line Items]
Gain on sales of assets											$ 2		$ 28
Gain on sales of assets after tax											716		$ 300
SCANA | Other Current Liabilities
Loss Contingencies [Line Items]
Reserves for SCANA legal proceedings											88			$ 94
SCANA | Other Receivables
Loss Contingencies [Line Items]
Insurance receivables											$ 72			68
Virginia Electric and Power Company | EPA and State Regulatory Agencies
Loss Contingencies [Line Items]
Number of facilities to assess the applicability of section 316(b) | Facility											3
Hydroelectric Facilities | EPA and State Regulatory Agencies
Loss Contingencies [Line Items]
Number of facilities to assess the applicability of section 316(b) | Facility											8
Dominion Energy South Carolina Inc | SCDOR
Loss Contingencies [Line Items]
Litigation settlement paid		$ 51				$ 165
Proposed assessment amount from audit								$ 410
Proportional share of NND project								100.00%
Expected gain upon completion of remaining transfer of utility properties											$ 10
Fair value of certain non-utility property transferred	$ 28
Fair value of utility property transferred											10
Gain on sales of assets											9
Fair value of additional utility property transferred														3
Gain on sales of assets after tax											$ 7
Dominion Energy South Carolina Inc | DESC | SCDOR | Common Stock
Loss Contingencies [Line Items]
Initial litigation settlement through stock issuance | shares			0.9	0.6
Dominion Energy South Carolina Inc | Minimum | SCDOR
Loss Contingencies [Line Items]
Initial litigation settlement amount through stock issuance					$ 43
Unfavorable Regulatory Action | EPA
Loss Contingencies [Line Items]
Electric generating station facilities heightened entrainment analysis per day | gal											125,000,000
Personal Injury or Wrong Death Cases | SCANA
Loss Contingencies [Line Items]
Reserves for SCANA legal proceedings											$ 72			68
Insurance receivables											$ 72			68
Carbon Regulations
Loss Contingencies [Line Items]
Public Utilities Significant Emission Rate Per Year CO2 Equivalent | T										75,000
CWA | Unfavorable Regulatory Action
Loss Contingencies [Line Items]
Number of mandatory facility-specific factors | Indicator											5
Number of optional facility-specific factors | Indicator											6
Number of facilities that are subject to final regulations | Facility											15
CWA | Unfavorable Regulatory Action | Minimum
Loss Contingencies [Line Items]
Electric generating stations with water withdrawals per day | gal											2,000,000
CWA | Unfavorable Regulatory Action | EPA | Final Rule to Revise Effluent Limitations Guidelines for Steam Electric Power Generating Category
Loss Contingencies [Line Items]
Number of separate petitions for reconsideration granted | Petition									2
CWA | Unfavorable Regulatory Action | EPA | Minimum | Final Rule to Revise Effluent Limitations Guidelines for Steam Electric Power Generating Category
Loss Contingencies [Line Items]
Loss contingencies individual circumstances period							2021
CWA | Unfavorable Regulatory Action | EPA | Maximum | Final Rule to Revise Effluent Limitations Guidelines for Steam Electric Power Generating Category
Loss Contingencies [Line Items]
Loss contingencies individual circumstances period							2028
CWA | Unfavorable Regulatory Action | Virginia Electric and Power Company
Loss Contingencies [Line Items]
Number of facilities that are subject to final regulations | Facility											9
Waste Management and Remediation | Unfavorable Regulatory Action | EPA
Loss Contingencies [Line Items]
Number of sites remediation work substantially completed | Site											13
Number of sites with remediation plans | Site												1
Number of additional sites which are not under investigation | Site											12
Waste Management and Remediation | Unfavorable Regulatory Action | EPA | Former Gas Plant Site With Post Closure Groundwater Monitoring Program
Loss Contingencies [Line Items]
Environmental remediation reserves											$ 47			47
Waste Management and Remediation | Unfavorable Regulatory Action | EPA | Former Gas Plant Site With Post Closure Groundwater Monitoring Program | Discontinued Operations
Loss Contingencies [Line Items]
Environmental remediation reserves											$ 1			1
Waste Management and Remediation | Unfavorable Regulatory Action | Virginia Electric and Power Company | EPA
Loss Contingencies [Line Items]
Number of sites with remediation plans | Site											1
Number of additional sites which are not under investigation | Site											2
Waste Management and Remediation | Unfavorable Regulatory Action | Virginia Electric and Power Company | EPA | Former Gas Plant Site With Post Closure Groundwater Monitoring Program
Loss Contingencies [Line Items]
Environmental remediation reserves											$ 25			$ 25